FAIR VALUE MEASUREMENTS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
FAIR VALUE MEASUREMENTS
Outstanding convertible notes	$ 111,616,000	$ 111,616,000
Estimated fair value of convertible notes	60,300,000	59,200,000
Long-term bank borrowings (including the current portions)	238,981,000	193,600,000
Fair value of long-term borrowings (including the current portions)	240,300,000	184,000,000
Recurring basis | Total Fair Value and Carrying Value on the Balance Sheet | Cross currency forward exchange contracts
FAIR VALUE MEASUREMENTS
Derivative assets	1,933,000	660,000
Derivative liabilities		(975,000)
Assets and liabilities, net	1,933,000	(315,000)
Recurring basis | Significant Other Observable Inputs (Level 2) | Cross currency forward exchange contracts
FAIR VALUE MEASUREMENTS
Derivative assets	1,933,000	660,000
Derivative liabilities		(975,000)
Assets and liabilities, net	$ 1,933,000	$ (315,000)